Capital stock - Schedule of Common shares (Details)	3 Months Ended			12 Months Ended
	Dec. 31, 2024 CAD ($) shares	Dec. 31, 2024 USD ($) shares	Dec. 31, 2023 CAD ($)	Sep. 30, 2024 CAD ($) shares	Sep. 30, 2023 CAD ($)	Sep. 30, 2022 CAD ($)
Schedule of Common Shares [Abstract]
Number of Shares, Balance, as at September 30, 2024	30,203,676	30,203,676
Balance, as at September 30, 2024 | $		$ 513,073,764
Number of Shares, Balance, as at December 31, 2024	36,989,799	36,989,799		30,203,676
Balance, as at December 31, 2024		$ 528,398,874		$ 546,149,389
Number of Shares, Issuance of shares under SEPA	6,595,000	6,595,000
Issuance of shares under SEPA | $		$ 15,027,888
Number of Shares, Issuance of shares (RSU)	191,093	191,093
Issuance of shares (RSU) | $		$ 297,188
Number of Shares, Exercise of warrants	30	30
Exercise of warrants	$ 476	$ 34	$ 337	$ 337	$ 7,992